Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 90,548	$ 115,698
Amounts receivable	11,700	14,691
Inventories	0	18,596
Other assets	2,546	3,941
Total current assets	104,794	152,926
Non-current assets
Investments in associates	319,763	125,354
Other investments	73,504	169,010
Royalty, stream and other interests	1,378,253	1,154,801
Mining interests and plant and equipment	6,947	635,655
Exploration and evaluation	0	3,635
Goodwill	111,204	111,204
Other assets	1,836	18,037
Total assets	1,996,301	2,370,622
Current liabilities
Accounts payable and accrued liabilities	6,825	30,049
Dividends payable	10,121	9,157
Provisions and other liabilities	921	12,179
Current portion of long-term debt	0	294,891
Total current liabilities	17,867	346,276
Non-current liabilities
Provisions and other liabilities	6,701	60,334
Long-term debt	147,950	115,544
Deferred income taxes	86,572	68,407
Total liabilities	259,090	590,561
Equity
Share capital	2,076,070	1,783,689
Warrants	0	18,072
Contributed surplus	77,295	42,525
Equity component of convertible debentures	0	14,510
Accumulated other comprehensive income	47,435	58,851
Deficit	(463,589)	(283,042)
Equity attributable to Osisko Gold Royalties Ltd's shareholders	1,737,211	1,634,605
Non-controlling interests	0	145,456
Total equity	1,737,211	1,780,061
Total Liabilities and Equity	$ 1,996,301	$ 2,370,622